INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of reconciliation of federal statutory tax rate

The reconciliation of income tax expense computed at the U.S. federal statutory rate to the income tax provision for the years ended December 31, 2019 and 2018 is as follows (in thousands):

	Year Ended December 31
US	2019	2018

Income before income taxes	$(2,508)	$(2,932)
Taxes under statutory US tax rates	(527)	(616)
Increase (decrease) in taxes resulting from:
Increase (decrease) in valuation allowance	529	(92)
All other	72	857
State taxes	(74)	(149)
Income tax expense	$-	$-

Schedule of deferred tax assets and liabilities

Significant components of the Company's deferred tax assets and liabilities consist of the following (in thousands):

	December 31,
	2019	2018
US
Net operating loss	$8,545	$8,316
Share based compensation	725	447
Reserves and accruals	2	(21)
Gross deferred tax assets	9,272	8,742

Less valuation allowance	(9,272)	(8,742)
Total deferred tax assets	-	-

Deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred tax assets / (liabilities)	$-	$-